Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average remaining contractual life years	3 years 3 months 21 days	4 years 3 months 10 days	5 years 3 months 7 days	6 years 3 months 7 days
Weighted average remaining contractual life years, Vested and expected to vest	3 years 8 months 23 days	5 years 1 month 2 days	5 years 1 month 20 days
Weighted average remaining contractual life years, Exercisable to vest	3 years 8 months 23 days	5 years 1 month 2 days	5 years 7 months 20 days
Aggregate intrinsic value	$ 1,601	$ 4,578	$ 1,807	$ 2,724
Aggregate intrinsic value, Vested and expected to vest	1,601	5,215	780
Aggregate intrinsic value, Exercisable to vest	$ 1,601	$ 5,213	$ 800
Number of Share options , Beginning balance	432,102	667,867	908,409
Number of Share options, Exercised	(117,788)	(235,765)	(135,281)
Number of Share options, Forfeited			(105,261)
Number of Share options, Ending balance	314,314	432,102	667,867	908,409
Number of Share options, Vested and expected to vest	312,876	430,569	660,247
Number of Share options, Exercisable to vest	314,204	431,245	657,142
Weighted average exercise price, Beginning balance	$ 10.56	$ 8.16	$ 7.52
Weighted average exercise price, Exercised	5.61	3.75	1.25
Weighted average exercise price, Forfeited			11.46
Weighted average exercise price, Ending balance	12.41	10.56	8.16	$ 7.52
Weighted average exercise price, Vested and expected to vest	4.90	5.10	4.72
Weighted average exercise price, Exercisable to vest	4.95	5.13	4.54
Weighted average grant date fair value, Vested and expected to vest	15.25	14.51	12.08
Weighted average grant date fair value, Exercisable to vest	$ 15.23	$ 14.50	$ 12.78